Commitments (Details Narrative) - USD ($)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Other Commitments [Line Items]
Operating lease description		The Company leases a facility in Woburn, Massachusetts under an operating lease that expires January 30, 2022. The Company also leases a facility in Gaithersburg, Maryland under an operating lease that expires January 31, 2021, with one additional five-year renewal at the Company’s election. Additionally, the Company leases office space in Denmark; this lease is currently on a month-to-month basis.				The Company leases a facility in Woburn, Massachusetts under an operating lease that expires January 30, 2022. The Company also leases a facility in Gaithersburg, Maryland under an operating lease that expires January 31, 2021, with one additional five-year renewal at the Company’s election. Additionally, the Company leases office space in Denmark; this lease is currently on a month-to-month basis.		During the second quarter of 2015, the Company extended the term of its Gaithersburg, Maryland office lease, effective May 7, 2015, through January 31, 2021, with one additional five-year renewal at the Company’s election. The Company is responsible for all utilities, repairs, insurance, and taxes under this operating lease. Effective July 1, 2015, the Company further modified its lease agreement to add additional leased space to its headquarters. Additionally, the Company leases office space in Denmark; this lease is currently on a month-to-month basis.
Operating leases, rent expense, net, total	$ 238,791	$ 232,836	$ 254,219	$ 254,044		$ 710,330	$ 756,608	$ 1,000,726	$ 683,519
Capital leases description		The Company leases computer equipment, office furniture, and equipment under various capital leases. The leases expire at various dates through 2021. The leases require monthly principal and interest payments.				The Company leases computer equipment, office furniture, and equipment under various capital leases. The leases expire at various dates through 2021. The leases require monthly principal and interest payments.		The Company leases computer equipment, office furniture, and equipment under various capital leases. The leases expire at various dates through 2021. The leases require monthly principal and interest payments.
Capital leases expiration date description		The leases expire at various dates through 2021.				The leases expire at various dates through 2021.		The leases expire at various dates through 2021.
MARYLAND
Other Commitments [Line Items]
Operating leases expiration date						Jan. 31, 2021		Jan. 31, 2021
Operating leases additional term					5 years	5 years
MASSACHUSETTS | Advandx [Member]
Other Commitments [Line Items]
Operating leases expiration date		Jan. 30, 2022				Jan. 30, 2022		Jan. 30, 2022
MARYLAND
Other Commitments [Line Items]
Operating leases expiration date		Jan. 31, 2021
Operating leases additional term		5 years
Capital Lease Obligations [Member]
Other Commitments [Line Items]
Capital leases, income statement, amortization expense								$ 161,606	$ 157,036